CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, value at Dec. 31, 2013				$ (4,470,841)
Net loss				190,620
Ending balance, shares at Dec. 31, 2014	37,763,410
Ending balance, value at Dec. 31, 2014	$ 37,763	$ 435,040	$ (4,532,116)	(4,059,313)
Sale of common stock, shares issued	6,000,000
Sale of common stock, value	$ 6,000	2,994,000		3,000,000
Stock issued to non-employees for service, shares	250,000
Stock issued to non-employees for service, value	$ 250	64,750		65,000
Stock issued for extinguishment of debt, shares	25,000
Stock issued for extinguishment of debt, value	$ 25	47,075		47,100
Stock issued for conversion of debt, shares	123,268
Stock issued for conversion of debt, value	$ 123	58,156		58,279
Stock issued in connection with Stock Purchase Agreement, shares	3,371,351
Stock issued in connection with Stock Purchase Agreement, value	$ 3,372	(3,372)
Forgiveness of debt by officer and employee		1,673,774		1,673,774
Other capital contributions		689,886		689,886
Net loss			(290,487)	(290,487)
Ending balance, shares at Sep. 30, 2015	47,533,029
Ending balance, value at Sep. 30, 2015	$ 47,533	$ 5,959,309	$ (4,822,603)	$ 1,184,239